Management of financial risks, financial instruments, and other risks (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	$ 20,981	$ 41,485
Instruments Eligible As Capital	3,988	11,507
Repurchase Agreements	210,454	197,242
Bank certificate of deposit	248,086
Borrowings And Financing	1,136,344	$ 585,568
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	54
Repurchase Agreements	210,546
Deposits In Electronic Money	2,388,601
Bank Receipt of Deposits RDB	20,109,727
Bank certificate of deposit	15,937
Payables to credit card network	5,361,431
Borrowings And Financing	14,149
Total financial liabilities	28,100,445
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments
Repurchase Agreements
Bank Receipt of Deposits RDB	241,498
Bank certificate of deposit	70,408
Payables to credit card network	2,361,563
Borrowings And Financing	21,464
Total financial liabilities	2,694,933
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	28,120
Instruments Eligible As Capital	4,276
Repurchase Agreements
Deposits In Electronic Money
Bank Receipt of Deposits RDB	595,240
Bank certificate of deposit	138,419
Payables to credit card network	2,044,883
Borrowings And Financing	170,006
Total financial liabilities	2,980,944
Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments
Repurchase Agreements
Deposits In Electronic Money
Bank Receipt of Deposits RDB	173,190
Bank certificate of deposit	40,416
Payables to credit card network	1,174
Borrowings And Financing	1,084,606
Total financial liabilities	1,299,386
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	28,173
Instruments Eligible As Capital	3,988
Repurchase Agreements	210,454
Deposits In Electronic Money	2,388,601
Bank Receipt of Deposits RDB	21,054,443
Bank certificate of deposit	248,086
Payables to credit card network	9,755,285
Borrowings And Financing	1,136,344
Total financial liabilities	34,825,374
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	28,174
Instruments Eligible As Capital	4,276
Repurchase Agreements	210,546
Deposits In Electronic Money	2,388,601
Bank Receipt of Deposits RDB	21,119,655
Bank certificate of deposit	265,180
Payables to credit card network	9,769,051
Borrowings And Financing	1,290,225
Total financial liabilities	$ 35,075,708